SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 3	$ 5
Long-term share unit award incentive plan	81	67
Share-based compensation expense	84	72
Total carrying amount of liabilities for cash settled arrangements	158	163
Total intrinsic value of liability for vested benefits	$ 105	$ 108